                                  May 12, 1999



VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: United Investors Universal Life Variable Account (File No. 333-26505) Rule 497(j) Certification

Commissioners:

     On behalf of United Investors Universal Life Variable Account (the "Account") and in lieu of filing with the Commission the form of prospectus dated May 1, 1999 that was used in connection with the offering by United Investors Life Insurance Company (the "Company") of certain flexible premium variable life insurance policies funded through the Account, the Company hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the Securities Act of 1933 (the "1933 Act") would not have differed from that contained in Post-Effective Amendment No. 3 to the Account's registration statement under the 1933 Act ("PEA 3") on Form S-6, as filed with the Commission on April 28, 1999; and

     (2)  The text of PEA 3 has been filed with the Commission electronically.

     Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.


                                 UNITED INVESTORS LIFE INSURANCE COMPANY



                                 By: /s/ John H. Livingston

                                     John H. Livingston, Esquire
                                     Secretary and Counsel



cc: Frederick R. Bellamy